DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Net Sales	$ 36,662	$ 35,466	$ 34,392
Cost of products and services sold	22,995	22,347	22,061
Selling, general and administrative expenses	5,127	5,214	4,798
Other (income) expense	840	366	1,378
Interest and other financial charges	765	414	343
Foreign currency exchange contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	0	0	0
Foreign currency exchange contracts | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	0	0	0
Foreign currency exchange contracts | Other (Income) Expense
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	(116)	351	195
Foreign currency exchange contracts | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	0	0	0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	15	13	5
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	10	(3)	9
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Other (Income) Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	0	0	0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	0	0	0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Other (Income) Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		0
Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		0
Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	0	0	0
Derivatives designated as hedges	0	0	0
Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	0	0	0
Derivatives designated as hedges	0	0	0
Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Other (Income) Expense
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	0	0	0
Derivatives designated as hedges	0	0	0
Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	(121)	347	135
Derivatives designated as hedges	121	(347)	(135)
Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		0	0
Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Selling, General and Administrative Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		0	0
Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Other (Income) Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		0	0
Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Interest and Other Financial Charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		13	16
Product
Derivative Instruments, Gain (Loss) [Line Items]
Net Sales	25,773	25,960	25,643
Cost of products and services sold	16,977	16,955	17,082
Product | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	0	0	0
Product | Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	28	50	8
Product | Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		(2)
Product | Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	0	0	0
Derivatives designated as hedges	0	0	0
Product | Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		0	0
Service
Derivative Instruments, Gain (Loss) [Line Items]
Net Sales	10,889	9,506	8,749
Cost of products and services sold	6,018	5,392	4,979
Service | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange contracts	0	0	0
Service | Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Foreign currency exchange contracts | Losses (gains) on cash flow hedges | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) into income	10	14	2
Service | Fair value of hedging instruments | Gain or (loss) on cash flow hedges | Commodity contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income into income		0
Service | Fair value of hedging instruments | Gain or (loss) on fair value hedges | Interest rate swap agreements | Losses (gains) on cash flow hedges | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	0	0	0
Derivatives designated as hedges	$ 0	0	0
Service | Fair value of hedging instruments | Gain or (loss) on net investment hedges | Foreign currency exchange contracts | Cost of products and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings using an amortization approach		$ 0	$ 0